Share-based Compensation (Fair Value Of Grant On Date Of Grant Using The Black-Scholes Options Pricing Model) (Details)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected lives (years)		0 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected lives (years)	2 years